Lending Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Lending Activities
The following table presents the composition of Mortgage and other loans receivable, net:

(in millions)	March 31, 2023	December 31, 2022
Commercial mortgages(a)	$33,692	$32,993
Residential mortgages	6,627	5,856
Life insurance policy loans	1,740	1,750
Commercial loans, other loans and notes receivable(b)	4,469	4,567
Total mortgage and other loans receivable	46,528	45,166
Allowance for credit losses(c)	(659)	(600)
Mortgage and other loans receivable, net	$45,869	$44,566
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(a)Commercial mortgages primarily represent loans for apartments, offices and retail properties, with exposures in New York and California representing the largest geographic concentrations (aggregating approximately 19% and 10%, respectively, at March 31, 2023, and 20% and
11%, respectively, at December 31, 2022). The weighted average loan-to-value ratio for NY and CA was 60% and 54% at March 31, 2023, respectively, and 59% and 53% at December 31, 2022, respectively. The debt service coverage ratio for NY and CA was 2.0X and 2.1X at March 31, 2023, respectively, and 2.0X and 2.1X at December 31, 2022, respectively.
(b)Includes loans held for sale which are carried at lower cost or market, determined on an individual loan basis, and are collateralized primarily by apartments. As of March 31, 2023 and December 31, 2022, the net carrying value of these loans was $173 million and $170 million, respectively.
(c)Does not include allowance for credit losses of $54 million and $60 million at March 31, 2023 and December 31, 2022, respectively in relation to off-balance-sheet commitments to fund commercial mortgage loans, which is recorded in Other liabilities.
Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest are repaid or when a portion of the delinquent contractual payments are made, and the ongoing required contractual payments have been made for an appropriate period. As of March 31, 2023, $2 million and $650 million of residential mortgage loans and commercial mortgage loans, respectively, were placed on nonaccrual status. As of December 31, 2022, $3 million and $623 million of residential mortgage loans and commercial mortgage loans, respectively, were placed on nonaccrual status.
Accrued interest is presented separately and is included in Accrued investment income on the Condensed Consolidated Balance Sheets. As of March 31, 2023, accrued interest receivable was $17 million and $147 million associated with residential mortgage loans and commercial mortgage loans, respectively. As of December 31, 2022, accrued interest receivable was $15 million and $130 million associated with residential mortgage loans and commercial mortgage loans, respectively.
A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.
Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.
CREDIT QUALITY OF COMMERCIAL MORTGAGES
The following table presents debt service coverage ratios* for commercial mortgages by year of vintage:

March 31, 2023
(in millions)	2023	2022	2021	2020	2019	Prior	Total
>1.2X	$307	$5,471	$2,061	$1,177	$4,918	$13,530	$27,464
1.00 - 1.20X	46	993	857	755	358	1,399	4,408
<1.00X	—	38	—	23	—	1,759	1,820
Total commercial mortgages	$353	$6,502	$2,918	$1,955	$5,276	$16,688	$33,692
December 31, 2022
(in millions)	2022	2021	2020	2019	2018	Prior	Total
>1.2X	$5,382	$2,043	$1,521	$4,832	$3,505	$9,948	$27,231
1.00 - 1.20X	859	734	388	343	470	1,088	3,882
<1.00X	37	—	23	52	707	1,061	1,880
Total commercial mortgages	$6,278	$2,777	$1,932	$5,227	$4,682	$12,097	$32,993
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*The debt service coverage ratio compares a property’s net operating income to its debt service payments, including principal and interest. Our weighted average debt service coverage ratio was 1.9X at March 31, 2023 and 1.9X at December 31, 2022. The debt service coverage ratios are updated when additional information becomes available.
The following table presents loan-to-value ratios* for commercial mortgages by year of vintage:

March 31, 2023
(in millions)	2023	2022	2021	2020	2019	Prior	Total
Less than 65%	$321	$5,461	$2,210	$1,535	$3,795	$12,215	$25,537
65% to 75%	32	1,006	428	269	1,431	2,313	5,479
76% to 80%	—	35	43	—	—	301	379
Greater than 80%	—	—	237	151	50	1,859	2,297
Total commercial mortgages	$353	$6,502	$2,918	$1,955	$5,276	$16,688	$33,692
December 31, 2022
(in millions)	2022	2021	2020	2019	2018	Prior	Total
Less than 65%	$5,270	$2,061	$1,515	$3,752	$2,666	$9,205	$24,469
65% to 75%	973	435	391	1,425	1,356	1,184	5,764
76% to 80%	35	43	—	—	70	218	366
Greater than 80%	—	238	26	50	590	1,490	2,394
Total commercial mortgages	$6,278	$2,777	$1,932	$5,227	$4,682	$12,097	$32,993
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*The loan-to-value ratio compares the current unpaid principal balance of the loan to the estimated fair value of the underlying property collateralizing the loan. Our weighted average loan-to-value ratio was 58% at March 31, 2023, and 59% at December 31, 2022. The loan-to-value ratios reflect the latest obtained valuations of the collateral properties. We update the valuations of collateral properties by obtaining independent appraisals, generally at least once per year.
The following table presents the credit quality performance indicators for commercial mortgages:

(dollars in millions)	Number of Loans	Class							Percent of Total
		Apartments	Offices	Retail	Industrial	Hotel	Others	Total(b)
March 31, 2023
Credit Quality Performance Indicator:
In good standing	607	$13,344	$8,614	$3,602	$5,540	$1,853	$298	$33,251	99%
90 days or less delinquent	2	276	—	—	—	—	—	276	1%
>90 days delinquent or in process of foreclosure(c)	3	—	165	—	—	—	—	165	—%
Total(a)	612	$13,620	$8,779	$3,602	$5,540	$1,853	$298	$33,692	100%
Allowance for credit losses		$89	$348	$56	$66	$21	$6	$586	2%
December 31, 2022
Credit Quality Performance Indicator:
In good standing	599	$13,226	$8,470	$3,192	$5,417	$1,749	$290	$32,344	98%
Restructured	9	—	329	94	—	59	—	482	1%
90 days or less delinquent	—	—	—	—	—	—	—	—	—%
>90 days delinquent or in process of foreclosure(c)	3	—	167	—	—	—	—	167	1%
Total(a)	611	$13,226	$8,966	$3,286	$5,417	$1,808	$290	$32,993	100%
Allowance for credit losses		$89	$294	$54	$65	$23	$6	$531	2%
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(a)Does not reflect allowance for credit losses.
(b)Our commercial mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.
(c)Includes $157 million and $156 million of Office loans supporting the Fortitude Re funds withheld arrangements, greater than 90 days delinquent or in process of foreclosure, at March 31, 2023 and December 31, 2022, respectively.
The following table presents credit quality performance indicators for residential mortgages by year of vintage:

March 31, 2023
(in millions)	2023	2022	2021	2020	2019	Prior	Total
FICO*:
780 and greater	$70	$477	$2,326	$646	$233	$511	$4,263
720 - 779	269	523	509	168	71	194	1,734
660 - 719	72	230	81	34	16	94	527
600 - 659	2	21	6	—	2	47	78
Less than 600	—	—	1	—	1	23	25
Total residential mortgages	$413	$1,251	$2,923	$848	$323	$869	$6,627
December 31, 2022
(in millions)	2022	2021	2020	2019	2018	Prior	Total
FICO*:
780 and greater	$294	$2,141	$652	$229	$76	$437	$3,829
720 - 779	536	711	167	75	32	134	1,655
660 - 719	163	79	28	16	9	47	342
600 - 659	2	4	2	1	2	13	24
Less than 600	—	—	—	1	—	5	6
Total residential mortgages	$995	$2,935	$849	$322	$119	$636	$5,856
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*Fair Isaac Corporation (“FICO”) is the credit quality indicator used to evaluate consumer credit risk for residential mortgage loan borrowers and has been updated within the last twelve months.
6. Lending Activities
Mortgage and other loans receivable include commercial mortgages, residential mortgages, policy loans on life and annuity contracts, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.
Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.
Policy loans on life and annuity contracts are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made, and the balances are effectively collateralized by the cash surrender value of the policy or annuity.
The following table presents the composition of Mortgage and other loans receivable, net:

(in millions)	December 31, 2022	December 31, 2021
Commercial mortgages(a)	$32,993	$30,528
Residential mortgages	5,856	4,672
Life insurance policy loans	1,750	1,832
Commercial loans, other loans and notes receivable(b)	4,567	2,852
Total mortgage and other loans receivable	45,166	39,884
Allowance for credit losses(c)	(600)	(496)
Mortgage and other loans receivable, net	$44,566	$39,388
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(a)Commercial mortgages primarily represent loans for apartments, offices and retail properties, with exposures in New York and California representing the largest geographic concentrations (aggregating approximately 20% and 11%, respectively, at December 31, 2022, and 22% and 10%, respectively, at December 31, 2021). The weighted average loan-to-value ratio for NY and CA was 59% and 53% at December 31, 2022, respectively, and 51% and 53% at December 31, 2021, respectively. The debt service coverage ratio for NY and CA was 2.0X and 2.1X at December 31, 2022, respectively, and 2.0X and 1.9X at December 31, 2021, respectively.
(b)Includes loans held for sale which are carried at lower cost or market, determined on an individual loan basis, and are collateralized primarily by apartments. As of December 31, 2022 and December 31, 2021, the net carrying value of these loans was $170 million and $15 million, respectively.
(c)Does not include allowance for credit losses of $60 million and $57 million at December 31, 2022 and December 31, 2021, respectively in relation to off-balance-sheet commitments to fund commercial mortgage loans, which is recorded in Other liabilities.
Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest are repaid or when a portion of the delinquent contractual payments are made, and the ongoing required contractual payments have been made for an appropriate period. As of December 31, 2022, $3 million and $623 million of residential mortgage loans and commercial mortgage loans, respectively, were placed on nonaccrual status. As of December 31, 2021, $7 million and $118 million of residential mortgage loans and commercial mortgage loans, respectively, were placed on nonaccrual status.
Accrued interest is presented separately and is included in Accrued investment income on the Consolidated Balance Sheets. As of December 31, 2022, accrued interest receivable was $15 million and $130 million associated with residential mortgage loans and commercial mortgage loans, respectively. As of December 31, 2021, accrued interest receivable was $11 million and $109 million associated with residential mortgage loans and commercial mortgage loans, respectively.
A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.
Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.
CREDIT QUALITY OF COMMERCIAL MORTGAGES
The following table presents debt service coverage ratios(a) for commercial mortgages by year of vintage:

December 31, 2022
(in millions)	2022	2021	2020	2019	2018	Prior	Total
>1.2X	$5,382	$2,043	$1,521	$4,832	$3,505	$9,948	$27,231
1.00 - 1.20X	859	734	388	343	470	1,088	3,882
<1.00X	37	—	23	52	707	1,061	1,880
Total commercial mortgages	$6,278	$2,777	$1,932	$5,227	$4,682	$12,097	$32,993

December 31, 2021
(in millions)	2021	2020	2019	2018	2017	Prior	Total
>1.2X	$1,861	$1,520	$4,915	$3,300	$2,997	$9,005	$23,598
1.00 - 1.20X	463	810	598	1,030	88	1,684	4,673
<1.00X	—	27	71	826	—	1,333	2,257
Total commercial mortgages	$2,324	$2,357	$5,584	$5,156	$3,085	$12,022	$30,528
The following table presents loan-to-value ratios(b) for commercial mortgages by year of vintage:

December 31, 2022
(in millions)	2022	2021	2020	2019	2018	Prior	Total
Less than 65%	$5,270	$2,061	$1,515	$3,752	$2,666	$9,205	$24,469
65% to 75%	973	435	391	1,425	1,356	1,184	5,764
76% to 80%	35	43	—	—	70	218	366
Greater than 80%	—	238	26	50	590	1,490	2,394
Total commercial mortgages	$6,278	$2,777	$1,932	$5,227	$4,682	$12,097	$32,993

December 31, 2021
(in millions)	2021	2020	2019	2018	2017	Prior	Total
Less than 65%	$1,859	$1,935	$3,912	$4,072	$2,384	$8,264	$22,426
65% to 75%	304	396	1,672	1,084	340	2,814	6,610
76% to 80%	—	—	—	—	188	259	447
Greater than 80%	161	26	—	—	173	685	1,045
Total commercial mortgages	$2,324	$2,357	$5,584	$5,156	$3,085	$12,022	$30,528
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(a)The debt service coverage ratio compares a property’s net operating income to its debt service payments, including principal and interest. Our weighted average debt service coverage ratio was 1.9X at December 31, 2022 and 1.9X at December 31, 2021. The debt service coverage ratios have been updated within the last three months. The debt service coverage ratios are updated when additional information becomes available.
(b)The loan-to-value ratio compares the current unpaid principal balance of the loan to the estimated fair value of the underlying property collateralizing the loan. Our weighted average loan-to-value ratio was 59% at December 31, 2022, and 57% at December 31, 2021. The loan-to-value ratios have been updated within the last three to nine months.
The following table presents the credit quality performance indicators for commercial mortgages:

(dollars in millions)	Number of Loans	Class							Percent of Total
		Apartments	Offices	Retail	Industrial	Hotel	Others	Total(c)
December 31, 2022
Credit Quality Performance Indicator:
In good standing	599	$13,226	$8,470	$3,192	$5,417	$1,749	$290	$32,344	98%
Restructured(a)	9	—	329	94	—	59	—	482	1%
90 days or less delinquent	—	—	—	—	—	—	—	—	—%
>90 days delinquent or in process of foreclosure	3	—	167	—	—	—	—	167	1%
Total(b)	611	$13,226	$8,966	$3,286	$5,417	$1,808	$290	$32,993	100%
Allowance for credit losses		$89	$294	$54	$65	$23	$6	$531	2%
December 31, 2021
Credit Quality Performance Indicator:
In good standing	613	$12,394	$8,370	$4,026	$3,262	$1,726	$301	$30,079	99%
Restructured(a)	7	—	269	17	—	104	—	390	1%
90 days or less delinquent	—	—	—	—	—	—	—	—	—%
>90 days delinquent or in process of foreclosure	4	—	59	—	—	—	—	59	—%
Total(b)	624	$12,394	$8,698	$4,043	$3,262	$1,830	$301	$30,528	100%
Allowance for credit losses		$93	$193	$69	$39	$23	$6	$423	1%
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(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. For additional discussion of troubled debt restructurings, see the paragraphs below.
(b)Does not reflect allowance for credit losses.
(c)Our commercial mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.
The following table presents credit quality performance indicators for residential mortgages by year of vintage:

December 31, 2022
(in millions)	2022	2021	2020	2019	2018	Prior	Total
FICO*:
780 and greater	$294	$2,141	$652	$229	$76	$437	$3,829
720 - 779	536	711	167	75	32	134	1,655
660 - 719	163	79	28	16	9	47	342
600 - 659	2	4	2	1	2	13	24
Less than 600	—	—	—	1	—	5	6
Total residential mortgages	$995	$2,935	$849	$322	$119	$636	$5,856
December 31, 2021
(in millions)	2021	2020	2019	2018	2017	Prior	Total
FICO*:
780 and greater	$1,398	$678	$284	$100	$107	$325	$2,892
720 - 779	1,118	225	83	41	36	94	1,597
660 - 719	44	39	20	11	13	33	160
600 - 659	1	1	2	3	2	6	15
Less than 600	—	—	—	1	1	6	8
Total residential mortgages	$2,561	$943	$389	$156	$159	$464	$4,672
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*Fair Isaac Corporation (“FICO”) is the credit quality indicator used to evaluate consumer credit risk for residential mortgage loan borrowers and has been updated within the last three months.
METHODOLOGY USED TO ESTIMATE THE ALLOWANCE FOR CREDIT LOSSES
At the time of origination or purchase, an allowance for credit losses is established for mortgage and other loan receivables and is updated each reporting period. Changes in the allowance for credit losses are recorded in net realized gains (losses). This allowance reflects the risk of loss, even when that risk is remote, and reflects losses expected over the remaining contractual life of the loan. The allowance for credit losses considers available relevant information about the collectability of cash flows, including information about past events, current conditions, and reasonable and supportable forecasts of future economic conditions. We revert to historical information when we determine that we can no longer reliably forecast future economic assumptions.
The allowances for the commercial mortgage loans and residential mortgage loans are estimated utilizing a probability of default and loss given default model. Loss rate factors are determined based on historical data and adjusted for current and forecasted information. The loss rates are applied based on individual loan attributes and considering such data points as loan-to-value ratios, FICO scores, and debt service coverage.
The estimate of credit losses also reflects management’s assumptions on certain macroeconomic factors that include, but are not limited to, gross domestic product growth, employment, inflation, housing price index, interest rates and credit spreads.
Accrued interest is excluded from the measurement of the allowance for credit losses and accrued interest is reversed through interest income once a loan is placed on non-accrual.
When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.
We also have off-balance sheet commitments related to our commercial mortgage loans. The liability for expected credit losses related to these commercial mortgage loan commitments is reported in Other liabilities in the Consolidated Balance Sheets. When a commitment is funded, we record a loan receivable and reclassify the liability for expected credit losses related to the commitment into loan allowance for expected credit losses. Other changes in the liability for expected credit losses on loan commitments are recorded in Net realized gains (losses) in the Consolidated Statements of Income (Loss).

Years Ended December 31,	2022			2021			2020
(in millions)	Commercial Mortgages	Other Loans	Total	Commercial Mortgages	Other Loans	Total	Commercial Mortgages	Other Loans	Total
Allowance, beginning of year	$423	$73	$496	$546	$111	$657	$266	$91	$357
Initial allowance upon CECL adoption	—	—	—	—	—	—	272	2	274
Loans charged off	(13)	—	(13)	(1)	—	(1)	(12)	(5)	(17)
Net charge-offs	(13)	—	(13)	(1)	—	(1)	(12)	(5)	(17)
Addition to (release of) allowance for loan losses	121	(4)	117	(122)	(19)	(141)	20	23	43
Divestitures	—	—	—	—	(19)	(19)	—	—	—
Allowance, end of year	$531	$69	$600	$423	$73	$496	$546	$111	$657
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As a result of the COVID-19 pandemic, including the significant global economic slowdown and general market decline, our expectations and models used to estimate the allowance for losses on commercial and residential mortgage loans have been updated to reflect the economic environment. The full impact of COVID-19 on real estate valuations remains uncertain and we will continue to review our valuations as further information becomes available.
TROUBLED DEBT RESTRUCTURINGS
We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (“TDR”). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower’s current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower’s forecasted cash flows to service any of its outstanding debt (including both principal and interest) and the borrower’s inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.
During the years ended December 31, 2022 and 2021, loans with a carrying value of $143 million and $280 million, respectively, were modified in TDRs.
The following table presents a rollforward of the changes in the allowance for credit losses on Mortgage and other loans receivable:*

Three Months Ended March 31,	2023			2022
(in millions)	Commercial Mortgages	Other Loans	Total	Commercial Mortgages	Other Loans	Total
Allowance, beginning of period	$531	$69	$600	$423	$73	$496
Loans charged off	—	—	—	(5)	—	(5)
Net charge-offs	—	—	—	(5)	—	(5)
Addition to (release of) allowance for loan losses	55	4	59	$(5)	$2	$(3)
Divestitures	—	—	—	—	—	—
Allowance, end of period	$586	$73	$659	$413	$75	$488
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*Does not include allowance for credit losses of $54 million and $93 million, respectively, at March 31, 2023 and 2022 in relation to the off-balance-sheet commitments to fund commercial mortgage loans, which is recorded in Other liabilities in the Condensed Consolidated Balance Sheets.
Our expectations and models used to estimate the allowance for losses on commercial and residential mortgage loans are regularly updated to reflect the current economic environment.
LOAN MODIFICATIONS
The allowance for credit losses incorporates an estimate of lifetime expected credit losses and is recorded on each asset upon asset origination or acquisition. The starting point for the estimate of the allowance for credit losses is historical loss information, which includes losses from modifications of receivables to borrowers experiencing financial difficulty. We use a probability of default/loss given default model to determine the allowance for credit losses for our commercial and residential mortgage loans. An assessment of whether a borrower is experiencing financial difficulty is made on the date of a modification.
Because the effect of most modifications made to borrowers experiencing financial difficulty is already included in the allowance for credit losses utilizing the measurement methodologies used to estimate the allowance, a change to the allowance for credit losses is generally not recorded upon modification.
When modifications are executed, they often will be in the form of principal forgiveness, term extensions, interest rate reductions, or some combination of any of these concessions. When principal is forgiven, the amortized cost basis of the asset is written off against the allowance for credit losses. The amount of the principal forgiveness is deemed to be uncollectible; therefore, that portion of the loan is written off, resulting in a reduction of the amortized cost basis and a corresponding adjustment to the allowance for credit losses.
We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower’s current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower’s forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower’s inability to access alternative third party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor.
During the three-month period ended March 31, 2023, Corebridge did not modify any loans to borrowers experiencing financial difficulty.
There were no loans that had defaulted during the three-month period ended March 31, 2023, that had been previously modified with borrowers experiencing financial difficulties.
Prior to January 1, 2023, we were required to assess loan modifications to determine if they were a TDR. A TDR was a modification of a loan with a borrower that was experiencing financial difficulty and the modification involved us granting a concession to the troubled borrower. Concessions previously granted included extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.
During the three-month period ended March 31, 2022, loans with a carrying value of $77 million were modified as troubled debt restructurings. Effective January 1, 2023, we are no longer required to assess whether loan modifications are TDRs.